Fair Value Measurements (Restricted cash and Restricted Time Deposits, Narrative) (Details) - Fair Value, Measurements, Recurring [Member] - Changyou [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest income from restricted time deposits	$ 0.1	$ 0.5
Interest expense on bank loans	0.1	$ 2.1
Deposit certificates pledged	212.0
Restricted Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit certificates pledged	110.0
Restricted Time Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit certificates pledged	$ 102.0